Shareholders' equity	12 Months Ended
Dec. 31, 2020
Shareholders' equity
Shareholders' equity

Note 17 – Shareholders’ equity

(a)	Share capital

The Company’s authorized capital stock includes an unlimited number of common shares (190,956,476 common shares issued and outstanding as at December 31,  2020) having no par value and preferred shares issuable in series (issued - nil).

Changes in share capital in the year ended December 31, 2020 and 2019 were as follows:

	Number
	of shares	Amount
Balance at January 1, 2019	186,692,481	$5,158.3
At-the-market equity offering	1,433,400	136.0
Acquisition of Salares Norte	366,499	27.0
Exercise of stock options	283,863	17.3
Vesting of restricted share units	46,375	3.3
Dividend reinvestment plan	558,770	48.8
Balance at December 31, 2019	189,381,388	$5,390.7
At-the-market equity offering	1,054,800	$133.7
Exercise of stock options	150,482	9.7
Vesting of restricted share units	42,328	3.7
Dividend reinvestment plan	327,478	42.3
Balance at December 31, 2020	190,956,476	$5,580.1

(b)	At-the-Market Equity Program

On May 11, 2020, the Company established a new at-the-market equity program (the “ATM Program”) permitting the Company to issue up to an aggregate of $300 million worth of common shares from treasury at prevailing market prices to the public through the Toronto Stock Exchange, the New York Stock Exchange or any other marketplace on which the common shares are listed, quoted or otherwise trade. The previous at-the-market program, which permitted the Company to issue up to an aggregate of $200 million worth of common shares, was terminated on April 28, 2020 when the Company renewed its base shelf prospectus. The volume and timing of distributions under the ATM Program is determined at the Company’s sole discretion, subject to applicable regulatory limitations and blackout periods. The ATM Program will be effective until May 28, 2022 unless terminated prior to such date by the Company.

During the year ended December 31, 2020, the Company issued 1,054,800 common shares under the ATM Program and the Company’s previous at-the-market equity program at an average price per common share of $128.96. The gross proceeds to the Company from these issuances were $136.0 million, and the net proceeds were $133.7 million after deducting agent commission costs of $1.4 million and other share issuance costs of $0.9 million.

(c)	Dividends

In 2020, the Company declared dividends of $1.03 per common share (2019 - $0.99 per common share).

Dividends paid in cash and through the Company’s Dividend Reinvestment Plan (“DRIP”) were as follows:

	2020	2019
Cash dividends	$154.9	$138.2
DRIP dividends	42.3	48.8
	$197.2	$187.0
(d)	Stock-based payments

On March 7, 2018, the Company’s Board of Directors adopted an amended and restated share compensation plan covering both stock options and RSUs effective May 9, 2018 (the “Plan”). Pursuant to the Plan, the Company may grant incentive stock options to directors, officers, employees and consultants at the discretion of the Board of Directors.  The exercise price and vesting period of any option is fixed by the Board of Directors on the date of grant.  The term of options is at the sole discretion of the Board of Directors but may not exceed ten years from the date of grant.  Options expire on the earlier of the expiry date or the date of termination and are non-transferable.  The options granted will be adjusted in the event of an amalgamation, rights offering, share consolidation or subdivision or other similar adjustments of the share capital of the Company. The aggregate number of common shares that may be issued under the Plan is limited to 9,700,876 common shares. Within any one-year period, the number of common shares issued to any single insider participant under the Plan shall not exceed 5% of the common shares then issued and outstanding.

Options to purchase common shares of the Company that have been granted in accordance with the Plan and pursuant to other agreements are as follows:

	2020			2019
		Weighted			Weighted
		average exercise			average exercise
	Number	price		Number	price
Stock options outstanding, beginning of year	836,427	C$	80.01	1,015,409	C$	69.13
Granted	61,594	C$	171.33	104,881	C$	129.32
Exercised	(150,482)	C$	67.13	(283,863)	C$	59.31
Forfeited	(1,577)	C$	112.84	—	C$	—
Stock options outstanding, end of the year	745,962	C$	90.08	836,427	C$	80.01

Exercisable stock options, end of the year	563,975	C$	76.14	596,402	C$	68.05

Options granted during the years ended December 31, 2020 and 2019 have a ten-year term and vest over three years in equal portions on the anniversary of the grant date.  The fair value of stock options was calculated using the Black-Scholes option pricing model based on the following weighted average assumptions, resulting in a fair value of $1.7 million, or a weighted average fair value of C$36.67 per stock option (2019 — $2.2 million, or C$28.11 per stock option).

	2020	2019
Risk-free interest rate	0.39%	1.62%
Expected dividend yield	0.78%	1.02%
Expected price volatility of the Company’s common shares	28.8%	27.5%
Expected life of the option	4 years	4 years
Forfeiture rate	0%	0%

During the year ended December 31, 2020, an expense of $2.2 million (2019 - $2.3 million) related to stock options has been included in the consolidated statement of income and other comprehensive income, and $0.1 million (2019 - $0.5 million), was capitalized to royalty, stream and working interest, net, respectively. As at December 31, 2020, there was $2.9 million (2019 – $3.5 million) of total unrecognized non-cash stock-based compensation relating to stock options granted under the Plan, which is expected to be recognized over a weighted average period of 1.7 years (2019 – 1.7 years).

Options to purchase common shares outstanding at December 31, 2020, exercise prices and weighted average lives to maturity as follows:

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$40.87	32,451	32,451	2.94
C$42.43	750	750	1.25
C$46.17	75,000	75,000	2.63
C$55.58	17,397	17,397	1.95
C$58.67	20,000	20,000	4.64
C$59.52	33,876	33,876	3.95
C$65.76	55,853	55,853	4.94
C$75.45	120,074	120,074	5.94
C$88.76	45,082	29,171	7.64
C$94.57	95,273	60,184	7.95
C$100.10	84,523	84,523	6.94
C$129.32	104,089	34,696	8.94
C$171.33	61,594	—	9.94
	745,962	563,975	6.40
(e)	Restricted share units

During the year ended December 31, 2020,  22,519 performance-based RSUs (2019  –20,153) and 14,546 time-based RSUs (2019  –19,863) were awarded to management of the Company. The fair value of the RSUs, which is determined with reference to the weighted average trading price of the Company’s common shares over the five trading days immediately preceding the date of issuance, was determined to be $5.0 million in 2020  (2019 - $3.9 million). Included in the Company’s stock-based compensation expense is an amount of $3.4 million (2019 – $2.6 million) relating to RSUs. In addition, $0.1 million related to the RSUs was capitalized to royalty, stream and working interest, net (2019 – $0.6 million). As at December 31, 2020, there is $7.7 million (2019 – $6.4 million) of total unrecognized non-cash stock-based compensation expense relating to non-vested restricted share units granted under the Plan, which is expected to be recognized over a weighted average period of 2.1 years (2019 – 2.1 years).

(f)	Deferred Share Unit Plan

During the year ended December 31, 2020,  14,285 DSUs and dividend equivalent DSUs were granted to directors under the DSU Plan (2019 – 18,448). No DSUs and dividend equivalent DSUs were redeemed during the year. The mark-to-market adjustment recorded for the year ended December 31, 2020 in respect of the DSU Plan resulted in an increase in the DSU liability of $2.0 million (2019 – $2.8 million).The value of the DSU liability as at December 31, 2020 was $14.9 million (2019 - $10.8 million).

(g)	Outstanding Stock Options and Restricted Share Units

The following table sets out the maximum shares that would be outstanding if all of the stock options and RSUs at December 31, 2020 and 2019 were exercised:

	2020	2019
Common shares outstanding	190,956,476	189,381,388
Stock options	745,962	836,427
Restricted Share Units	102,708	108,978
	191,805,146	190,326,793